Mining Rigs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mining Rigs [Line Items]
Addition to mining rigs	$ 595.9	$ 16.7
Impairment losses	1.3
Collateral amount	599.6
Mining Rigs [Member]
Mining Rigs [Line Items]
Impairment losses	$ 8.7